MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

COMMON STOCKS - 70.3%	Shares	Value
Consumer Discretionary - 24.6%
Consumer Services - 3.0%
Strategic Education, Inc.	160,461	$ 8,584,664

Home Construction - 2.7%
NVR, Inc. (a)	1,463	7,644,672

Retail - Discretionary - 18.9%
AutoZone, Inc. (a)	13,055	23,721,849
O'Reilly Automotive, Inc. (a)	23,482	14,985,273
Ross Stores, Inc.	117,822	12,853,202
TJX Companies, Inc. (The)	39,173	2,718,606
		54,278,930
Financials - 16.7%
Institutional Financial Services - 6.7%
Goldman Sachs Group, Inc. (The)	50,204	19,127,222

Insurance - 10.0%
Arch Capital Group Ltd. (a)	491,183	19,833,970
Progressive Corporation (The)	95,443	8,870,472
		28,704,442
Industrials - 16.1%
Industrial Support Services - 3.2%
Fastenal Company	154,222	9,125,315

Transportation & Logistics - 7.6%
Expeditors International of Washington, Inc.	115,708	14,072,407
Union Pacific Corporation	33,644	7,927,872
		22,000,279
Transportation Equipment - 5.3%
Cummins, Inc.	72,305	15,165,974

Technology - 12.9%
Technology Services - 12.9%
Mastercard, Inc. - Class A	41,606	13,102,561
Moody's Corporation	30,069	11,746,154

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 70.3% (Continued)	Shares	Value
Technology - 12.9% (Continued)
Technology Services - 12.9% (Continued)
Visa, Inc. - Class A	62,706	$ 12,150,542
		36,999,257

Total Common Stocks (Cost $151,799,202)		$ 201,630,755

MONEY MARKET FUNDS - 29.7%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 0.01% (b)	45,613,312	$ 45,613,312
Vanguard Treasury Money Market Fund, 0.01% (b)	39,479,622	39,479,622
Total Money Market Funds (Cost $85,092,934)		$ 85,092,934

Investments at Value - 100.0% (Cost $236,892,136)		$ 286,723,689

Other Assets in Excess of Liabilities - 0.0% (c)		24,297

Net Assets - 100.0%		$ 286,747,986

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2021.
(c)	Percentage rounds to less than 0.1%.